Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Lease Cost Abstract
Operating lease costs	$ 103	$ 2,670
Variable lease costs	28	1,249
Short-term lease costs	49	158
Total lease costs	180	$ 4,077
Weighted-average remaining lease term (in years)		8 years 9 months
Weighted-average discount rate		6.80%
Cash paid for amounts included in the measurement of lease liabilities	$ 208	$ 2,479